Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Assets

	Note	2018	2019
Intangible assets	(i)	11,156	11,324

Prepaid rental	(ii)	1,801	—
Prepaid services charges for transmission lines and electricity cables and other services		459	995
VAT recoverable	(iii)	424	216
Others		805	1,273

		14,645	13,808

(i)	Intangible assets

	Computer software	Others	Total
Cost:
At January 1, 2018	27,158	2,586	29,744
Additions	170	581	751
Transfer from CIP	3,693	405	4,098
Disposals	(2,065)	(167)	(2,232)

At December 31, 2018	28,956	3,405	32,361
Additions	174	21	195
Transfer from CIP	3,956	205	4,161
Disposals	(1,728)	(53)	(1,781)

At December 31, 2019	31,358	3,578	34,936

Accumulated amortization and impairment:
At January 1, 2018	(17,559)	(1,197)	(18,756)
Amortization charge for the year	(4,220)	(413)	(4,633)
Disposals	2,034	150	2,184

At December 31, 2018	(19,745)	(1,460)	(21,205)
Amortization charge for the year	(3,736)	(427)	(4,163)
Disposals	1,708	48	1,756

At December 31, 2019	(21,773)	(1,839)	(23,612)

Net book value:
At December 31, 2019	9,585	1,739	11,324

At December 31, 2018	9,211	1,945	11,156

(ii)	On the date of transition to IFRS 16, prepaid rentals of RMB1,801 million previously included in “Other assets” were adjusted to “Right-of-use assets” recognized at January 1, 2019. See Note 2.2(d).

(iii)
VAT recoverable includes input VAT and prepaid VAT which will likely be deducted beyond one year. VAT recoverable which will be deducted within one year are included in “Prepayments and other current assets”. See Note 28(ii).